Securitized Mortgage Trusts - Change in Fair Value of Net Trust Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of net trust assets, including trust REO gains:
Change in fair value of net trust assets, excluding REO	$ 9,200	$ (1,828)	$ 9,248	$ (5,373)	$ 6,471	$ (13,081)
(Losses) gains from trust REO		(313)		1,559	111	7,393
Change in fair value of net trust assets, including trust REO gains (losses)		$ (2,141)	$ 9,248	$ (3,814)	$ 6,582	$ (5,688)